Property, plant and equipment	12 Months Ended
Dec. 31, 2022
Property, plant and equipment
Property, plant and equipment

9. Property, plant and equipment

		Furniture &	Chemical
Year ended December 31, 2021	Equipment	fixtures	Library	Total
Opening net book amount	67,760	—	—	67,760
Additions	31,549	—	—	31,549
Depreciation charge	(27,198)	—	—	(27,198)
Closing net book amount	72,111	—	—	72,111

		Furniture &	Chemical
As of December 31, 2021	Equipment	fixtures	Library	Total
Cost	1,713,828	7,564	1,207,165	2,928,557
Accumulated depreciation	(1,641,717)	(7,564)	(1,207,165)	(2,856,446)
Net book value	72,111	—	—	72,111

		Furniture &	Chemical
Year ended December 31, 2022	Equipment	fixtures	Library	Total
Opening net book amount	72,111	—	—	72,111
Additions	581	—	—	581
Depreciation charge	(31,571)	—	—	(31,571)
Closing net book amount	41,121	—	—	41,121

		Furniture &	Chemical
As of December 31, 2022	Equipment	fixtures	Library	Total
Cost	1,714,409	7,564	1,207,165	2,929,138
Accumulated depreciation	(1,673,288)	(7,564)	(1,207,165)	(2,888,017)
Net book value	41,121	—	—	41,121

For the year ended December 31, 2022, the Group recorded a depreciation charge of CHF 26,615 (CHF 19,934 in 2021 and CHF 11,759 in 2020) as part of research and development expenses and CHF 4,956 (CHF 7,264 in 2021 and CHF 7,521 in 2020) as part of general and administration expenses.